MATERIAL ACCOUNTING POLICIES INFORMATION (Details Narrative)		12 Months Ended
	Jan. 12, 2026 USD ($) yr / shares $ / shares shares	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Jan. 12, 2026 HKD ($) shares
IfrsStatementLineItems [Line Items]
Recognition exemption for leases of low-value assets | $		$ 5,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	62,500			62,500
Exercise price	$ 4.00
Grant date fair value	$ 164,625		$ 1,284,075	$ 1,284,075
Time to maturity | yr / shares	3.7
Exercise price	2.964%
Underlying asset spot price	$ 4.00
Strike price	$ 4.00